UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23997

Tortoise Capital Series Trust
(Exact name of registrant as specified in charter)

5901 College Boulevard Suite 400

Overland Park, KS 66211
(Address of principal executive offices) (Zip code)

Tom Florence, President

Tortoise Capital Series Trust

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(913) 981-1020

Registrant’s telephone number, including area code

Date of fiscal year end: 11/30/2025

Date of reporting period: 11/30/2025

Item 1. Reports to Stockholders.

(a)

Tortoise Energy Infrastructure Total Return Fund
A Class | TORTX
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$115	1.16%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Energy Infrastructure Total Return Fund declined 0.7% for the fiscal year ending November 30, 2025, underperforming its benchmark, the Alerian Midstream Energy Select Index, which returned 0.5%. Midstream equities came under pressure beginning in April following the escalation of global tariff actions and the Organization of Petroleum Exporting Countries Plus’ (OPEC+) decision to return curtailed oil supply to the market more quickly than anticipated. This shift toward supply outpacing demand weighed on crude prices, with oil finishing the fiscal year just over $58 per barrel, roughly $10 below its level at the start of the year, dampening broader investor sentiment toward the energy sector. Partially offsetting this pressure was an increasingly constructive outlook for natural gas, supported by rising power generation demand and the continued buildout of U.S. liquefied natural gas (LNG) export capacity.
Fundamentally, North American energy infrastructure equities demonstrated notable resilience amid broader commodity volatility. Modest throughput growth, disciplined capital investment, and strengthened balance sheets supported sector stability. Operators largely delivered in-line results, reaffirmed guidance, advanced key expansion projects, and continued to emphasize dividend growth and share repurchases, reinforcing the sector’s durable income profile. Performance was further underpinned by modest oil and natural gas production growth and the continued buildout of U.S. LNG export capacity, with exports rising from nearly 12 billion cubic feet per day (bcf/d) in 2024 to an average approaching 15 bcf/d in 2025. Within natural gas infrastructure, demand expectations strengthened as gas is increasingly viewed as the primary fuel source for incremental data center power generation, prompting new pipeline expansions and projects serving utilities and, in select cases, data centers directly. Free cash flow remained sufficient to fund elevated capital spending without equity issuance, while M&A activity focused on strategic, synergistic assets. In addition, regulatory developments modestly reduced permitting timelines and administrative burdens. Collectively, these dynamics reinforced the long-term attractiveness of natural gas infrastructure despite near-term sentiment pressure from oil price weakness.

Top Contributors
Enbridge Inc.
TC Energy Corp
Atmos Energy Corp.
Nisource Inc.
National Fuel Gas Co.

Top Detractors
ONEOK Inc.
Targa Resources Corp.
Energy Transfer LP
New Fortress Energy Inc.
Venture Global Inc.
Tortoise Energy Infrastructure Total Return Fund	PAGE 1	TSR-AR-890930704

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
A Class (without sales charge)	-1.81	24.22	10.04
A Class (with sales charge)	-7.22	22.82	9.42
S&P 500 TR	15.00	15.28	14.63
Tortoise North American Pipeline Index TR	2.99	21.99	12.02
Visit https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature for more recent performance information.
*  The Fund’s past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$3,265,042,838
Number of Holdings	26
Net Advisory Fee	$27,282,589
Portfolio Turnover	18%
30 Day SEC Yield	3.65%
Tortoise Energy Infrastructure Total Return Fund	PAGE 2	TSR-AR-890930704

WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
Cheniere Energy, Inc.	8.4%
MPLX LP	7.8%
The Williams Companies, Inc.	7.8%
Targa Resources Corp.	7.4%
Energy Transfer LP	7.3%
TC Energy Corporation	6.6%
DT Midstream, Inc.	4.9%
Enbridge, Inc.	4.9%
ONEOK, Inc.	4.9%
Antero Midstream Corporation	4.9%
Industry Breakdown (% of net assets)
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure Total Return Fund	PAGE 3	TSR-AR-890930704

Tortoise Energy Infrastructure Total Return Fund
C Class | TORCX
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$189	1.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Energy Infrastructure Total Return Fund declined 0.7% for the fiscal year ending November 30, 2025, underperforming its benchmark, the Alerian Midstream Energy Select Index, which returned 0.5%. Midstream equities came under pressure beginning in April following the escalation of global tariff actions and the Organization of Petroleum Exporting Countries Plus’ (OPEC+) decision to return curtailed oil supply to the market more quickly than anticipated. This shift toward supply outpacing demand weighed on crude prices, with oil finishing the fiscal year just over $58 per barrel, roughly $10 below its level at the start of the year, dampening broader investor sentiment toward the energy sector. Partially offsetting this pressure was an increasingly constructive outlook for natural gas, supported by rising power generation demand and the continued buildout of U.S. liquefied natural gas (LNG) export capacity.
Fundamentally, North American energy infrastructure equities demonstrated notable resilience amid broader commodity volatility. Modest throughput growth, disciplined capital investment, and strengthened balance sheets supported sector stability. Operators largely delivered in-line results, reaffirmed guidance, advanced key expansion projects, and continued to emphasize dividend growth and share repurchases, reinforcing the sector’s durable income profile. Performance was further underpinned by modest oil and natural gas production growth and the continued buildout of U.S. LNG export capacity, with exports rising from nearly 12 billion cubic feet per day (bcf/d) in 2024 to an average approaching 15 bcf/d in 2025. Within natural gas infrastructure, demand expectations strengthened as gas is increasingly viewed as the primary fuel source for incremental data center power generation, prompting new pipeline expansions and projects serving utilities and, in select cases, data centers directly. Free cash flow remained sufficient to fund elevated capital spending without equity issuance, while M&A activity focused on strategic, synergistic assets. In addition, regulatory developments modestly reduced permitting timelines and administrative burdens. Collectively, these dynamics reinforced the long-term attractiveness of natural gas infrastructure despite near-term sentiment pressure from oil price weakness.

Top Contributors
Enbridge Inc.
TC Energy Corp
Atmos Energy Corp.
Nisource Inc.
National Fuel Gas Co.

Top Detractors
ONEOK Inc.
Targa Resources Corp.
Energy Transfer LP
New Fortress Energy Inc.
Venture Global Inc.
Tortoise Energy Infrastructure Total Return Fund	PAGE 1	TSR-AR-890930605

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
C Class (without sales charge)	-2.60	23.26	9.24
C Class (with sales charge)	-3.53	23.26	9.24
S&P 500 TR	15.00	15.28	14.63
Tortoise North American Pipeline Index TR	2.99	21.99	12.02
Visit https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature for more recent performance information.
*  The Fund’s past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$3,265,042,838
Number of Holdings	26
Net Advisory Fee	$27,282,589
Portfolio Turnover	18%
30 Day SEC Yield	3.14%
Tortoise Energy Infrastructure Total Return Fund	PAGE 2	TSR-AR-890930605

WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
Cheniere Energy, Inc.	8.4%
MPLX LP	7.8%
The Williams Companies, Inc.	7.8%
Targa Resources Corp.	7.4%
Energy Transfer LP	7.3%
TC Energy Corporation	6.6%
DT Midstream, Inc.	4.9%
Enbridge, Inc.	4.9%
ONEOK, Inc.	4.9%
Antero Midstream Corporation	4.9%
Industry Breakdown (% of net assets)
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure Total Return Fund	PAGE 3	TSR-AR-890930605

Tortoise Energy Infrastructure Total Return Fund
Institutional Class | TORIX
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Energy Infrastructure Total Return Fund declined 0.7% for the fiscal year ending November 30, 2025, underperforming its benchmark, the Alerian Midstream Energy Select Index, which returned 0.5%. Midstream equities came under pressure beginning in April following the escalation of global tariff actions and the Organization of Petroleum Exporting Countries Plus’ (OPEC+) decision to return curtailed oil supply to the market more quickly than anticipated. This shift toward supply outpacing demand weighed on crude prices, with oil finishing the fiscal year just over $58 per barrel, roughly $10 below its level at the start of the year, dampening broader investor sentiment toward the energy sector. Partially offsetting this pressure was an increasingly constructive outlook for natural gas, supported by rising power generation demand and the continued buildout of U.S. liquefied natural gas (LNG) export capacity.
Fundamentally, North American energy infrastructure equities demonstrated notable resilience amid broader commodity volatility. Modest throughput growth, disciplined capital investment, and strengthened balance sheets supported sector stability. Operators largely delivered in-line results, reaffirmed guidance, advanced key expansion projects, and continued to emphasize dividend growth and share repurchases, reinforcing the sector’s durable income profile. Performance was further underpinned by modest oil and natural gas production growth and the continued buildout of U.S. LNG export capacity, with exports rising from nearly 12 billion cubic feet per day (bcf/d) in 2024 to an average approaching 15 bcf/d in 2025. Within natural gas infrastructure, demand expectations strengthened as gas is increasingly viewed as the primary fuel source for incremental data center power generation, prompting new pipeline expansions and projects serving utilities and, in select cases, data centers directly. Free cash flow remained sufficient to fund elevated capital spending without equity issuance, while M&A activity focused on strategic, synergistic assets. In addition, regulatory developments modestly reduced permitting timelines and administrative burdens. Collectively, these dynamics reinforced the long-term attractiveness of natural gas infrastructure despite near-term sentiment pressure from oil price weakness.

Top Contributors
Enbridge Inc.
TC Energy Corp
Atmos Energy Corp.
Nisource Inc.
National Fuel Gas Co.

Top Detractors
ONEOK Inc.
Targa Resources Corp.
Energy Transfer LP
New Fortress Energy Inc.
Venture Global Inc.
Tortoise Energy Infrastructure Total Return Fund	PAGE 1	TSR-AR-890930506

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	-1.58	24.52	10.34
S&P 500 TR	15.00	15.28	14.63
Tortoise North American Pipeline Index TR	2.99	21.99	12.02
Visit https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature for more recent performance information.
*  The Fund’s past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$3,265,042,838
Number of Holdings	26
Net Advisory Fee	$27,282,589
Portfolio Turnover	18%
30-Day SEC Yield	4.12%
Tortoise Energy Infrastructure Total Return Fund	PAGE 2	TSR-AR-890930506

WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
Cheniere Energy, Inc.	8.4%
MPLX LP	7.8%
The Williams Companies, Inc.	7.8%
Targa Resources Corp.	7.4%
Energy Transfer LP	7.3%
TC Energy Corporation	6.6%
DT Midstream, Inc.	4.9%
Enbridge, Inc.	4.9%
ONEOK, Inc.	4.9%
Antero Midstream Corporation	4.9%
Industry Breakdown (% of net assets)
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://tortoisecapital.com/oef/tortoise-energy-infrastructure-total-return-fund/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure Total Return Fund	PAGE 3	TSR-AR-890930506

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Carrie Ramirez Schoffman is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2025	FYE 11/30/2024
(a) Audit Fees	$171,500	$149,250
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$74,000	$61,910
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker, LLP and Ernst & Young LLP applicable to non-audit services for the years ended 12/31/25 and 12/31/24, respectively pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2025	FYE 11/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2025	FYE 11/30/2024
Registrant	$0	$61,910
Registrant’s Investment Adviser	$40,000	$35,300

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Tortoise Capital Series Trust
Tortoise Energy Infrastructure Total Return Fund
Core Financial Statements
November 30, 2025

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
November 30, 2025

	Shares	Value
COMMON STOCKS - 72.2%
Canada Crude Oil Pipelines - 9.5%
Enbridge, Inc.	3,287,135	$160,346,445
Pembina Pipeline Corporation	3,473,180	134,632,481
South Bow Corp.	571,649	15,754,647
		310,733,573
Canada Natural Gas Infrastructure - 1.0%
Rockpoint Gas Storage, Inc. - Class A(a)	1,693,577	33,921,228
Canada Natural Gas/Natural Gas Liquids Pipelines - 9.5%
Keyera Corp.	2,855,789	92,267,254
TC Energy Corporation	3,963,095	216,860,558
		309,127,812
United States Crude Oil Pipelines - 4.7%
Plains GP Holdings L.P.	8,184,005	151,731,453
United States Natural Gas Gathering/Processing - 7.3%
Antero Midstream Corporation	8,869,852	159,746,034
Hess Midstream LP - Class A	1,838,807	61,931,020
Kinetik Holdings, Inc.	235,101	8,153,303
Kodiak Gas Services, Inc.	253,915	8,937,808
		238,768,165
United States Natural Gas/Natural Gas Liquids Pipelines - 38.6%
Cheniere Energy, Inc.	1,312,241	273,549,759
DT Midstream, Inc.	1,323,257	160,722,795
Excelerate Energy, Inc. - Class A	618,944	17,379,947
Kinder Morgan, Inc.	5,590,083	152,721,068
ONEOK, Inc.	2,198,488	160,093,896
Targa Resources Corp.	1,382,050	242,287,185
The Williams Companies, Inc.	4,172,347	254,221,103
		1,260,975,753
United States Renewables and Power Infrastructure - 1.6%
Clearway Energy, Inc. - Class C	896,927	32,845,467
Sempra Energy	217,111	20,564,754
		53,410,221
TOTAL COMMON STOCKS (Cost $1,569,050,698)		2,358,668,205
	Units
MASTER LIMITED PARTNERSHIPS - 24.1%
United States Crude Oil Pipelines - 0.8%
Plains All American Pipeline LP	1,397,192	24,325,113
United States Natural Gas Gathering/Processing - 3.9%
Western Midstream Partners LP	3,213,967	126,405,322

	Units	Value
United States Natural Gas/Natural Gas Liquids Pipelines - 11.6%
Energy Transfer LP	14,202,744	$237,327,852
Enterprise Products Partners LP	4,360,975	142,778,322
		380,106,174
United States Refined Product Pipelines - 7.8%
MPLX LP	4,697,626	255,222,020
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $474,126,362)		786,058,629
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.6%
First American Government Obligations Fund - Class X, 3.92%(b)	118,412,743	118,412,743
TOTAL MONEY MARKET FUNDS (Cost $118,412,743)		118,412,743
TOTAL INVESTMENTS - 99.9% (Cost $2,161,589,803)		$3,263,139,577
Other Assets in Excess of Liabilities - 0.1%		1,903,261
TOTAL NET ASSETS - 100.0%		$3,265,042,838

Percentages are stated as a percent of net assets.
LP - Limited Partnership
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025

ASSETS:
Investments, at value	$3,263,139,577
Receivable for investments sold	2,421,022
Dividends receivable	2,251,865
Receivable for fund shares sold	697,575
Dividend tax reclaims receivable	259,490
Prepaid expenses and other assets	57,357
Total assets	3,268,826,886
LIABILITIES:
Payable to adviser	2,231,934
Payable for capital shares redeemed	907,266
Payable for distribution and shareholder servicing fees	327,980
Payable for fund administration and accounting fees	153,098
Payable for transfer agent fees and expenses	37,392
Payable for custodian fees	27,575
Payable for compliance fees	334
Payable for expenses and other liabilities	98,469
Total liabilities	3,784,048
NET ASSETS	$3,265,042,838
NET ASSETS CONSISTS OF:
Paid-in capital	$2,685,779,980
Total distributable earnings	579,262,858
Total net assets	$3,265,042,838
A Class
Net assets	$308,786,574
Shares issued and outstanding(a)	16,179,330
Net asset value per share	$19.09
Max offering price per share (Net asset value per share dividend by 0.945)(b)	$20.20
C Class
Net assets	$19,766,751
Shares issued and outstanding(a)	1,071,831
Net asset value per share	$18.44
Institutional Class
Net assets	$2,936,489,513
Shares issued and outstanding(a)	150,900,986
Net asset value per share	$19.46
COST:
Investments, at cost	$2,161,589,803

(a)	Unlimited shares authorized.
(b)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
The accompanying notes are an integral part of these financial statements.

2

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
STATEMENT OF OPERATIONS
For the Year Ended November 30, 2025

INVESTMENT INCOME:
Dividend income	$77,404,877
Less: Dividend withholding taxes	(4,716,078)
Total investment income	72,688,799
EXPENSES:
Investment advisory fee (See Note 5)	27,282,589
Distribution expenses - A Class (See Note 6)	756,144
Distribution expenses - C Class (See Note 6)	199,898
Fund administration and accounting fees (See Note 5)	901,222
Transfer agent fees (See Note 5)	291,763
Reports to shareholders	253,643
Custody fees (See Note 5)	166,387
Federal and state registration fees	101,665
Audit fees	53,286
Trustees’ fees	17,584
Legal fees	12,524
Compliance fees (See Note 5)	6,469
Other expenses and fees	38,151
Total expenses	30,081,325
NET INVESTMENT INCOME	42,607,474
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	314,797,845
Foreign currency translation	(156,196)
Net realized gain (loss)	314,641,649
Net change in unrealized appreciation (depreciation) on:
Investments	(411,193,448)
Net change in unrealized appreciation (depreciation)	(411,193,448)
Net realized and unrealized gain (loss)	(96,551,799)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(53,944,325)

The accompanying notes are an integral part of these financial statements.

3

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2025	2024
OPERATIONS:
Net investment income (loss)	$42,607,474	$39,809,668
Net realized gain (loss)	314,641,649	287,816,840
Net change in unrealized appreciation (depreciation)	(411,193,448)	782,970,022
Net increase (decrease) in net assets from operations	(53,944,325)	1,110,596,530
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - A Class	(4,760,268)	(3,514,270)
From return of capital - A Class	(9,565,476)	(10,099,530)
From earnings - C Class	(201,528)	(290,304)
From return of capital - C Class	(646,632)	(834,294)
From earnings - Institutional Class	(50,294,545)	(34,103,643)
From return of capital - Institutional Class	(90,078,492)	(98,009,179)
Total distributions to shareholders	(155,546,941)	(146,851,220)
CAPITAL TRANSACTIONS:
Shares sold - A Class(a)	35,345,962	26,057,969
Shares issued from reinvestment of distributions - A Class	13,535,263	12,990,799
Shares redeemed - A Class	(28,156,001)	(17,796,592)
Shares sold - C Class	4,750,025	2,139,985
Shares issued from reinvestment of distributions - C Class	679,391	935,454
Shares redeemed - C Class	(5,711,116)	(7,567,800)
Shares sold - Institutional Class	844,561,220	518,881,617
Shares issued from reinvestment of distributions - Institutional Class	95,657,469	93,429,684
Shares redeemed - Institutional Class(a)	(728,770,377)	(557,338,038)
Net increase (decrease) in net assets from capital transactions	231,891,836	71,733,078
NET INCREASE (DECREASE) IN NET ASSETS	22,400,570	1,035,478,388
NET ASSETS:
Beginning of the year	3,242,642,268	2,207,163,880
End of the year	$3,265,042,838	$3,242,642,268
SHARES TRANSACTIONS
Shares sold - A Class	1,823,002	1,591,281
Shares issued from reinvestment of distributions - A Class	713,690	812,897
Shares redeemed - A Class	(1,483,253)	(1,112,620)
Shares sold - C Class	253,620	124,782
Shares issued from reinvestment of distributions - C Class	36,892	60,756
Shares redeemed - C Class	(307,826)	(492,928)
Shares sold - Institutional Class	43,331,262	32,152,783
Shares issued from reinvestment of distributions - Institutional Class	4,954,032	5,770,439
Shares redeemed - Institutional Class	(37,665,898)	(34,474,112)
Total increase (decrease) in shares outstanding	11,655,521	4,433,278

(a)	Includes exchanges between share classes of the fund.
The accompanying notes are an integral part of these financial statements.

4

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
A CLASS

	Year Ended November 30,
	2025	2024	2023	2022	2021
PER SHARE DATA(a):
Net asset value, beginning of year	$20.39	$14.33	$13.80	$11.07	$8.25
INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.21	0.22	0.21	(0.03)	0.08
Net realized and unrealized gain (loss) on investments(b)(d)	(0.60)	6.79	0.90	3.30	3.19
Total from investment operations	(0.39)	7.01	1.11	3.27	3.27
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.25)	(0.37)	(0.10)	(0.16)
Return of capital	(0.60)	(0.70)	(0.21)	(0.44)	(0.29)
Total distributions	(0.91)	(0.95)	(0.58)	(0.54)	(0.45)
Net asset value, end of year	$19.09	$20.39	$14.33	$13.80	$11.07
TOTAL RETURN(e)	−1.81%	50.96%	8.48%	31.26%	40.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$308,787	$308,435	$198,181	$191,407	$168,259
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.16%	1.17%	1.18%	1.18%	1.19%
After expense reimbursement/recoupment	1.16%	1.17%	1.18%	1.18%	1.18%
Ratio of net investment income (loss) to average net assets	1.11%	1.37%	1.53%	0.85%	0.67%
Portfolio turnover rate	18%	22%	7%	20%	32%

(a)	For an A Class Share outstanding for the entire period. Prior to March 30, 2019, A Class Shares were known as Investor Class Shares
(b)
The per common share data for the years ended November 30, 2024, 2023, 2022, 2021, and 2020 do not reflect the change in estimate of investment income and return of capital. See Note 2 to the financial statements for further disclosure.

(c)	Net investment income per share has been calculated based on average shares outstanding during the years.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(e)	Total return does not reflect sales charges.
The accompanying notes are an integral part of these financial statements.

5

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
C CLASS

	Year Ended November 30,
	2025	2024	2023	2022	2021
PER SHARE DATA(a):
Net asset value, beginning of year	$19.76	$14.00	$13.57	$10.92	$8.18
INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.07	0.09	0.01	(0.15)	(0.07)
Net realized and unrealized gain (loss) on investments(b)(d)	(0.60)	6.61	0.98	3.28	3.23
Total from investment operations	(0.53)	6.70	0.99	3.13	3.16
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.24)	(0.35)	(0.08)	(0.16)
Return of capital	(0.60)	(0.70)	(0.21)	(0.40)	(0.26)
Total distributions	(0.79)	(0.94)	(0.56)	(0.48)	(0.42)
Net asset value, end of year	$18.44	$19.76	$14.00	$13.57	$10.92
TOTAL RETURN	−2.60%	49.88%	7.68%	30.22%	39.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$19,767	$21,518	$19,548	$22,356	$20,625
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.91%	1.92%	1.93%	1.93%	1.94%
After expense reimbursement/recoupment	1.91%	1.92%	1.93%	1.93%	1.93%
Ratio of net investment income (loss) to average net assets	0.36%	0.62%	0.78%	0.11%	(0.08)%
Portfolio turnover rate	18%	22%	7%	20%	32%

(a)	For a C Class Share outstanding for the entire period.
(b)
The per common share data for the years ended November 30, 2024, 2023, 2022, 2021, and 2020 do not reflect the change in estimate of investment income and return of capital. See Note 2 to the financial statements for further disclosure.

(c)	Net investment income per share has been calculated based on average shares outstanding during the years.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

6

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended November 30,
	2025	2024	2023	2022	2021
PER SHARE DATA(a):
Net asset value, beginning of year	$20.76	$14.54	$13.97	$11.20	$8.33
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.26	0.26	0.19	0.02	0.06
Net realized and unrealized gain (loss) on investments(b)(d)	(0.61)	6.91	0.97	3.31	3.27
Total from investment operations	(0.35)	7.17	1.16	3.33	3.33
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.25)	(0.37)	(0.10)	(0.16)
Return of capital	(0.60)	(0.70)	(0.22)	(0.46)	(0.30)
Total distributions	(0.95)	(0.95)	(0.59)	(0.56)	(0.46)
Net asset value, end of year	$19.46	$20.76	$14.54	$13.97	$11.20
TOTAL RETURN	−1.58%	51.36%	8.73%	31.52%	40.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,936,490	$2,912,689	$1,989,434	$2,231,400	$1,680,834
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	0.91%	0.92%	0.93%	0.93%	0.94%
After expense reimbursement/ recoupment	0.91%	0.92%	0.93%	0.93%	0.93%
Ratio of net investment income (loss) to average net assets	1.36%	1.62%	1.78%	1.10%	0.92%
Portfolio turnover rate	18%	22%	7%	20%	32%

(a)	For an Institutional Class Share outstanding for the entire period.
(b)
The per common share data for the years ended Nov 30, 2024, 2023, 2022, 2021, and 2020 do not reflect the change in the estimate of investment income and return of capital. See Note 2 to the financial statements for further disclosure.

(c)	Net investment income per share has been calculated based on average shares outstanding during the years.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

7

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025
1. ORGANIZATION
Tortoise Capital Series Trust (the “Trust”) was organized as a Maryland statutory trust on August 13, 2024. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Tortoise Energy Infrastructure Total Return Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The Trust has evaluated the structure, objective and activities of the Fund and determined that it meets the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services Investment Companies.
The investment objective of the Fund is to seek total return. Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of energy infrastructure companies. Energy infrastructure companies are companies that process, store, transport and market natural gas, natural gas liquids, refined products and crude oil (i.e., midstream infrastructure) as well as generate, transport and distribute electricity (i.e., power & renewable infrastructure). The Fund intends to focus its investments primarily in equity securities of midstream infrastructure and also may invest in midstream master limited partnerships (“MLPs”) and power and renewable infrastructure. The Fund commenced operations following the reorganization of an identically named series of Managed Portfolio Series into the Fund (defined below the “Predecessor Fund”) as described Note 10 below. The Fund continued the accounting and performance history of the Predecessor Fund, which commended operation on May 31, 2011.
The Fund offers three classes of shares: the Institutional Class, the A Class and the C Class. Institutional Class shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. A Class shares may be subject to a front-end sales charge of up to 5.50%. C Class shares may be subject to a deferred sales charge of up to 1.00%.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Foreign Currency Translation – The books and records relating to the Fund’s non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases: (1) market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
Federal Income Taxes – The Fund intends to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of November 30, 2025, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the period ended November 30, 2025, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax years ended November 30, 2022 through 2025.
Securities Transactions, Income and Distributions – Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis.

8

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Distributions received from the Fund’s investments generally are comprised of ordinary income and return of capital. The Fund allocates distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.
During the year ended November 30, 2025, the Fund reallocated the amount of return of capital recognized based on the 2024 tax reporting information received. The impact of this adjustment is a decrease to return of capital by approximately $527,933.
The Fund makes distributions of net investment income, if any, quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by excise taxes and differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended November 30, 2025, the Fund increased Paid-in Capital by $4,055,871 and decreased Distributable Earnings by $4,055,871.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% and 1.00% of average daily net assets of A Class shares and C Class shares, respectively. Trust expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
Illiquid or Restricted Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not hold more than 15% of the value of its net assets in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. At November 30, 2025, the Fund did not hold any illiquid securities.
Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and includes money market fund accounts.

9

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
New Accounting Pronouncements – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Compliance Officer at the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights. In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.
3. SECURITIES VALUATION
The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Common stock (including MLPs) – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. All foreign securities, with the exception of Canadian securities and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.
Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Restricted Securities – Restricted securities are subject to statutory or contractual restrictions on their public resale, which may make it more difficult to obtain a valuation and may limit a Fund’s ability to dispose of them. Investments in private placement securities and other securities for which market quotations are not readily available are valued in good faith by using fair value procedures. Such fair value procedures may consider factors such as discounts to publicly traded issues and time until conversion date.

10

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Tortoise Capital Advisors, LLC (the “Adviser”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee has adopted, and the board has approved a pricing and valuation policy. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Common stock	$2,358,668,205	$—	$—	$2,358,668,205
Master limited partnerships	786,058,629	—	—	786,058,629
Short-term investment	118,412,743	—	—	118,412,743
Total investments in securities	$3,263,139,577	$—	$—	$3,263,139,577

Refer to the Fund’s Schedule of Investments for additional industry information.
4. CONCENTRATION RISK & GENERAL RISK
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of energy infrastructure companies. Funds that primarily invest in a particular sector may experience greater volatility than funds investing in a broad range of industry sectors.
5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with Tortoise Capital Advisors, L.L.C. (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% the Fund’s average daily net assets.
The Fund’s Adviser has contractually agreed to reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding distribution fees, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for each Fund do not exceed 1.10% of the average daily net assets of the Fund. Expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the expense reimbursement occurred and at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent and fund accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate of 0.035% of the first $500 million of the average daily net assets of the Fund, 0.03% on the next $500 million of the average daily net assets and 0.025% of the daily average net assets in excess of $1 billion, subject to an annual minimum of $60,000. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended November 30, 2025 are disclosed in the Statement of Operations.

11

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
Pursuant to a services agreement, the Trust pays PINE Advisors LLC to perform certain services including making an employee available to serve as the Funds’ Chief Compliance Officer and Principal Financial Officer.
6. DISTRIBUTION COSTS
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the A Class and the C Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. For the year ended November 30, 2025, expenses incurred by the A Class and C Class pursuant to the Plan were as follows:

Fund	A Class	C Class
Energy Infrastructure Total Return Fund	$756,144	$199,898

7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding U.S. government securities and short-term investments, by the Fund for the year ended November 30, 2025, were as follows:

Fund	Purchases	Sales
Energy Infrastructure Total Return Fund	$716,964,034	$558,262,594

8. FEDERAL TAX INFORMATION
As of November 30, 2025, cost basis of investments for federal income tax purposes and the components of accumulated losses on a tax basis were as follows:

Energy Infrastructure Total Return Fund
Cost of investments	$2,120,669,237
Gross unrealized appreciation	1,233,171,791
Gross unrealized depreciation	(206,023,732)
Net unrealized appreciation (depreciation)	1,027,148,059
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(447,885,201)
Total accumulated gains (losses)	$579,262,858

The difference between book and tax-basis cost is attributable primarily to wash sales and MLP adjustments, if any.
As of November 30, 2025, the Fund had short-term capital loss carryforwards of $78,144,904 and long-term capital loss carryforwards of $369,740,297, which may be carried forward for an unlimited period under the Regulated Investment Company Modernization Act of 2010. To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards. Capital loss carryforwards will retain their character as either short-term or long-term capital losses. Thus, such losses must be used first to offset gains of the same character; for example, long-term loss carryforwards will first offset long-term gains, before they can be used to offset short-term gains. For the Fund, the capital gains and losses have been estimated based on information currently available and are subject to revision upon receipt of the 2025 tax reporting information from the individual MLPs. As of November 30, 2025, the Fund utilized $209,748,456 of capital loss carryforwards in the current year.
In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending November 30 and net investment income

12

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
earned during a twelve month period ending December 31. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year qualified late year losses. Qualified late year ordinary losses are any net ordinary capital losses incurred between January 1 and the end of its fiscal year, November 30, 2025. For the taxable year ended November 30, 2025, The Fund does not plan to defer any late year losses.
During the year ended November, 2025, the Funds paid the following distributions to shareholders:

Ordinary income*	$55,256,341
Long-term capital gains**	—
Return of capital	100,290,600
Total distributions	$155,546,941

During the year ended November 30, 2024, the Funds paid the following distributions to shareholders:

Ordinary income*	$37,908,217
Long-term capital gains**	—
Return of capital	108,943,003
Total distributions	$146,851,220

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Funds designates as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(C).
9. LINE OF CREDIT
The Fund had an established a line of credit (“LOC”) in the amount of $150,000,000 that expired on June 16, 2025. Borrowings under the loan agreement were charged an interest rate equal to prime, 7.25% as of June 16, 2025. This LOC was intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility was with the Fund’s custodian, U.S. Bank, N.A. During the period ended June 16, 2025, the Fund did not have any borrowings under the LOC.
10. REORGANIZATION INTO TORTOISE CAPITAL SERIES TRUST
On May 9, 2025, as the result of a tax-free reorganization, the Tortoise Energy Infrastructure Total Return Fund (the “Predecessor Fund”), a series of Managed Portfolio Series Trust, was reorganized into Tortoise Capital Series Trust by transferring all of the Predecessor Fund’s assets to the Fund. The Predecessor Fund was deemed to be the accounting survivor for financial reporting purposes.
As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect the historical cost basis as of the date of reorganization. Immediately prior to the reorganization, the net assets, fair value of investments, and net unrealized appreciation of the Fund was $3,087,197,621, $3,064,233,223 and $1,053,037,110, respectively.
At the date of reorganization, fund shares outstanding for the Predecessor Fund were 15,796,385, 145,129,738 and 1,065,016 for the Class A, Institutional Class and Class C, respectively.
11. REPORT OF THE FUND’S SPECIAL SHAREHOLDER MEETING (Unaudited)
A Special Meeting of Shareholders of the Predecessor Fund, a series of Managed Portfolio Series Trust, took place on April 28, 2025, to approve a proposed Agreement of and Plan of Reorganization, whereby the Tortoise Energy Infrastructure Total Return Fund (the “Acquiring Fund”), a series of Tortoise Capital Series Trust, would acquire all the assets and liabilities of the Predecessor Fund, in exchange for shares of the Acquiring Fund which would be distributed pro rata by the Predecessor Fund to its shareholders, in complete liquidation and termination of the Acquired Fund (the “Reorganization”).
All Predecessor Fund shareholders of record at the close of business on March 13, 2025, were entitled to vote. As of the record date, the Predecessor Fund had 165,611,095 shares outstanding.

13

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
Of the 88,423,408 shares of the Fund present in person or by proxy at the meeting on April 28, 2025: 88,278,064, or 99.8% voted in favor of the Reorganization (representing 53.3% of total outstanding shares), 23,138, or 0.0%, voted against the Reorganization, and 122,206, or 0.1% withheld from voting for the Reorganization. Accordingly, the Reorganization was approved.
12. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
As a result of the reorganization of the Predecessor Fund into the Fund, a series of the Trust, on May 9, 2025, a change of auditors was deemed to occur. The Board upon the recommendation of the Trust’s Audit Committee, selected and formally engaged Tait, Weller & Baker, LLP. (“Tait”) as the Fund’s independent registered public accounting firm for the fiscal year ending November 30, 2025.
On February 21, 2024, the Audit Committee of the Managed Portfolio Trust appointed and formally engaged Ernst & Young, LLP (“E&Y”) as the Predecessor Fund’s independent registered public accounting firm for the fiscal year ending November 30, 2024. E&Y’s report on the Fund’s financial statements for the fiscal year ending November 30, 2024 did not contain an adverse opinion or a disclaimer of opinion, nor was such report qualified or modified as to uncertainty, audit scope or accounting principles.
During the year ended November 30, 2024, there were no disagreements between the Fund and E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period. During the year ended November 30, 2024, there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).
During the year ended November 30, 2024, neither the Fund nor anyone on its behalf consulted with E&Y regarding; (i) the application of accounting principles to a specified transaction, either completed or proposed; or the type of audit opinion that might be rendered on the Fund’s financial statements, and neither a written report was provided to the Fund nor oral advice was provided that E&Y concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing or financial reporting issue; or (ii) any matter that was the subject of a disagreement (as that term is defined in Item 304 (a)(1)(iv) of Regulation S-K and the related instructions to Item 304 of Regulation S-K) or a reportable event (as that term is defined in Item 304 (a)(1)(v) of Regulation S-K).
13. SUBSEQUENT EVENTS
On December 31, 2025, the Energy Infrastructure Total Return Fund paid an income distribution to the A Class in the amount of $2,067,648 or $0.12755512 per share and the Institutional Class in the amount of $26,564,807 or $0.17437564 per share.
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

14

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Tortoise Capital Series Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Tortoise Energy Infrastructure Total Return Fund (the “Fund”), a series of Tortoise Capital Series Trust, including the schedule of investments, as of November 30, 2025, the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The statement of changes in net assets for the year ended November 30, 2024 and the financial highlights for each of the four years in the period ended November 30, 2024 have been audited by other auditors, whose report dated January 28, 2025 expressed unqualified opinion on such statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2025.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 29, 2026

15

TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND
Additional Information
Availability of Fund Portfolio Information
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-855-TCA-Fund or 1-855-822-3863.
Availability of Proxy Voting Information
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-TCA-Fund or 1-855-822-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-TCA-Fund or 1-855-822-3863, or (2) on the SEC’s website at www.sec.gov.
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended November 30, 2025, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00% for the Energy Infrastructure Total Return Fund.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2025, was 75.88% for the Energy Infrastructure Total Return Fund.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) was 0.00% for the Energy Infrastructure Total Return Fund.
Changes in and Disagreements with Accountants for Open-End Investment Companies
On May 9, 2025, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for the Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust has engaged Tait, Weller & Baker LLP as its independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended May 9, 2025 there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See Item 7(a).
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

16

Contacts
Board of Trustees
Carrie Ramirez Schoffman
Keith A. Fletcher
Andrew J. Iseman
John C. Maxwell
Tom Florence
Investment Adviser
Tortoise Capital Advisors, L.L.C.
5901 College Boulevard, Suite 400
Overland Park, KS 66211
Independent Registered Public
Accounting Firm
Tait, Weller & Baker, LLP
Two Liberty Place 50 S. 16th St.
Philadelphia, PA 19102
Transfer Agent, Fund Accountant and
Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
Fund Counsel
Vedder Price P.C.
222 N. LaSalle Street
Chicago, IL 60601
855-TCA-FUND
(855-822-3863)
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-TCA-Fund or 1-855-822-3863.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

On April 28, 2025, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm of Tortoise Energy Infrastructure Total Return Fund (the “Fund”), in connection with the reorganization of the Fund into the Tortoise Capital Series Trust (the “Trust”). As part of the reorganization, the Fund became a series of the Tortoise Capital Series Trust, which had approved the engagement of Tait, Weller & Baker LLC to serve as the independent registered public accounting firm of the Trust and its series.

The reports of Ernst & Young LLP, the independent registered public accounting firm for the Fund’s financial statements as of and for the fiscal years ended November 30, 2024 and November 30, 2023 did not contain an adverse opinion or a disclaimer of opinion, and such reports were not qualified or modified as to uncertainty, audit scope, or accounting principles.

During each of the Fund’s two fiscal years ended November 30, 2024 and November 30, 2023, and the period through April 28, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Ernst & Young LLP, would have caused Ernst & Young LLP to make reference to the subject matter of the disagreements in connection with its reports.

During each of the two fiscal years ended November 30, 2024 and November 30, 2023 and for the period through April 28, 2025, there were also no “reportable events” (as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934) with respect to the Fund.

The Fund has provided Ernst & Young LLP with a copy of the foregoing disclosures and has requested that Ernst & Young LLP furnish the Fund with a letter addressed to the Securities and Exchange Commission stating whether it agrees with the foregoing statements made by the Fund and, if not, stating the respects in which it does not agree. A copy of Ernst & Young LLP’s letter, dated February 9, 2026, is filed as an exhibit to this Form N-CSR.

During each of the two fiscal years ended November 30, 2024 and November 30, 2023 and for the period through April 28, 2025, neither the Fund, nor any party acting on behalf of the Fund, consulted Tait, Weller & Baker LLP regarding (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the financial statements of the Fund, or (ii) any matter that was either the subject of a “disagreement” (as defined in Item 304(a)(1)(iv) of Regulation S-K) or a “reportable event” (as defined in Item 304(a)(1)(v) of Regulation S-K).

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Not applicable to open-end investment companies.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies.

(5) Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tortoise Capital Series Trust

By (Signature and Title)*	/s/ Tom Florence
Tom Florence, President

Date	2/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Tom Florence
Tom Florence, President

Date	2/9/2026

By (Signature and Title)*	/s/ Peter Sattelmair
Peter Sattelmair, Treasurer

Date	2/9/2026

* Print the name and title of each signing officer under his or her signature.